Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Loss Per Share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Numerator:
Net loss	(10,217,125)	(6,967,603)	(7,179,742)	(1,100,344)
Deemed distribution to certain holders of convertible preferred shares	(80,496)	—	—	—
Net loss attributable to ordinary shareholders	(10,297,621)	(6,967,603)	(7,179,742)	(1,100,344)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	2,968,320	4,627,278	4,768,343	4,768,343

Loss per share – basic and diluted	(3.47)	(1.51)	(1.51)	(0.23)